Fair Value Measurements - Summary of Fair Value Information for Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans receivable, net	$ 82,886	$ 71,895
Revolving Credit Facility, net	111,997	87,718
Convertible Notes, net	761,440	784,175
Term Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Term Loan, net	0	428,441
Senior Unsecured Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Unsecured Notes/ Mortgages and notes payable, net	299,049	283,473
Mortgages and Notes Payable
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Unsecured Notes/ Mortgages and notes payable, net	2,657,599	2,282,142
Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans receivable, net	79,967	66,578
Revolving Credit Facility, net	112,000	86,000
Convertible Notes, net	715,881	702,642
Carrying Value | Term Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Term Loan, net	0	418,471
Carrying Value | Senior Unsecured Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Unsecured Notes/ Mortgages and notes payable, net	295,321	295,112
Carrying Value | Mortgages and Notes Payable
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Unsecured Notes/ Mortgages and notes payable, net	$ 2,516,478	$ 2,162,403